Note 10 - Contingent Payment Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Unsecured Debt [Member]
Notes Tables
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
	2022	2021
Unsecured contingent payment obligations, beginning of period	$5,691	$5,222
Issuance of contingent payment rights	-	412
Change in fair value	(602)	57
Unsecured contingent payment obligations, end of period	$5,089	$5,691

Secured Debt [Member]
Notes Tables
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
	2022	2021
Secured contingent payment obligation, beginning of year	$37,372	$33,057
Change in fair value	3,336	4,315
Secured contingent payment obligation, end of year	$40,708	$37,372